Other Post-Employment Benefits (Tables)	12 Months Ended
Mar. 31, 2022
Statement [Line Items]
Disclosure In Tabular Form Of Acturial Assumptons For Pension Plans [Table Text Block]
The principal assumptions used for the purposes of the actuarial valuations were as follows:

Years ended,	March 31, 2022	March 31, 2021
Assumptions for determination of defined benefit cost:
Defined obligation and past service cost	3.28%	4.03%
Net interest cost	2.53%	3.47%
Current service cost	3.55%	4.25%
Interest cost on current service cost	3.13%	3.92%
Discount rate for determination of defined benefit obligation	4.16%	3.16%

Assumptions for determination of defined benefit cost and defined benefit obligation:
Ultimate rate of compensation increase	2.00%	2.00%
Mortality	105%	105%
	CPM2014 Private Projection CPM-B	CPM2014 Private Projection CPM-B

Summary of Financial Position in Respect of its Other Post-Retirement Benefit Plans
The components of amounts recognized in the consolidated statements of net income (loss) in respect of these defined benefit plans are presented below:

Years ended,	March 31, 2022	March 31, 2021	March 31, 2020
Amounts recognized in net income (loss) were as follows:
Current service cost	$20.8	$20.0	$23.0
Net interest cost	3.6	7.6	8.4

	$24.4	$27.6	$31.4

Defined benefit costs recognized in:
Cost of sales	$18.8	$18.0	$20.6
Administrative and selling expense	2.0	2.0	2.4
Interest on pension liability	3.6	7.6	8.4

	$24.4	$27.6	$31.4

Summary of Other Comprehensive Income (Loss) in the Consolidated Statements of Changes in Shareholder's Equity
Reconciliation of the amounts recognized in accumulated other comprehensive income (loss) in the consolidated statements of changes in shareholders’ equity were as follows:

	Actuarial gain immediately recognized	Tax effect	Actuarial gain immediately recognized, net of tax
Balance at March 31, 2020	$(29.1)	$(0.3)	$(29.4)
Actuarial gain immediately recognized	(51.8)	—	(51.8)

Balance at March 31, 2021	$(80.9)	$(0.3)	$(81.2)
Actuarial gain immediately recognized	(57.9)	—	(57.9)

Balance at March 31, 2022	$(138.8)	$(0.3)	$(139.1)

Summary of Other Post-Employment Benefit Obligation to Changes in the Discount Rate, Health Care Cost Trend Rate and Mortality Assumptions

Years ended,	March 31, 2022	March 31, 2021
Effect of change in discount rate assumption
One percentage point increase	$(134.5)	$(164.4)
One percentage point decrease	$162.7	$202.0
Effect of change in salary scale
One percentage point increase	$19.4	$25.2
One percentage point decrease	$(17.5)	$(22.6)
Effect of change in mortality assumption
Set forward one year	$34.4	$41.4
Set back one year	$(33.6)	$(40.6)

Other Post Employment Benefits [Member]
Statement [Line Items]
Disclosure In Tabular Form Of Acturial Assumptons For Pension Plans [Table Text Block]
The principal assumptions used for the purposes of the actuarial valuations were as follows:

As at and for the years ended,	March 31, 2022	March 31, 2021
Assumptions for determination of defined benefit cost:
Discount rate
Defined benefit obligation	3.41%	4.15%
Current service cost	3.68%	4.43%
Interest cost on benefit obligation	2.79%	3.65%
Interest cost on current service cost	3.58%	4.31%
Health care cost immediate trend rate	5.04%	5.09%
Assumptions for determination of defined benefit obligation:
Effective discount rate	4.31%	3.41%
Health care cost immediate trend rate	5.04%	5.04%
Assumptions for determination of defined benefit cost and defined benefit obligation:
Health care cost ultimate trend rate	4.00%	4.00%
Year ultimate health care cost trend rate reached	2040	2040
Salary Increases per annum	2.00%	2.00%
Mortality	105%CPM 2014 Private Projection CPM-B	105%CPM 2014 Private Projection CPM-B

Disclosure of Detailed Information About Other Post Employment Benefits Recognized in Statements of Income Loss Explanatory

Years ended,	March 31, 2022	March 31, 2021	March 31, 2020
Amounts recognized in net income (loss) were as follows:
Current service cost	$4.0	$3.2	$4.0
Net interest cost	8.0	9.6	8.9

	$12.0	$12.8	$12.9

Post employment benefit costs recognized in:
Cost of sales	$3.6	$2.8	$3.6
Administrative and selling expense	0.4	0.4	0.4
Interest on pension liability	8.0	9.6	8.9

	$12.0	$12.8	$12.9

Disclosure of Detailed Information About Other Post Employment Benefits Recognized in Statements of Other Comprehensive income Loss Explanatory
The components of amounts recognized in the consolidated statements of comprehensive income (loss) in respect of these other post-employment benefit plans are presented below:

Years ended,	March 31, 2022	March 31, 2021	March 31, 2020
Amounts recognized in other comprehensive (income) loss, were as follows:
Actuarial (income) losses on accrued post employment benefit liability	$(60.0)	$28.8	$(33.2)
Less tax effect	—	—	2.6

	$(60.0)	$28.8	$(30.6)

Summary of Financial Position in Respect of its Other Post-Retirement Benefit Plans
The amounts included in the consolidated statements of financial position arising from the Company’s obligation in respect of its other post-retirement benefit plans were as follows:

As at,	March 31, 2022	March 31, 2021
Present value of post-employment benefit obligation	$239.8	$297.8
Fair value of plan assets	—	—

Accrued other post-employment benefit obligation	$239.8	$297.8

Summary of Other Comprehensive Income (Loss) in the Consolidated Statements of Changes in Shareholder's Equity
Reconciliation of the amounts recognized in accumulated other comprehensive income (loss) in the consolidated statements of changes in shareholder’s equity were as follows:

	Actuarial (gain) loss immediately recognized	Tax effect	Actuarial (gain) loss immediately recognized, net of tax

Balance at March 31, 2020	$(22.8)	$—	$(22.8)
Actuarial loss immediately recognized	28.8	—	28.8
Balance at March 31, 2021	$6.0	$—	$6.0

Actuarial gain immediately recognized	(60.0)	—	(60.0)

Balance at March 31, 2022	$(54.0)	$—	$(54.0)

Summary of Continuities of the Defined Benefit Plan Assets and Obligations
Continuities of the other post-employment benefit plan assets and obligations are as follows:

Movements in the present value of the post-employment benefit plan assets were as follows:
Fair value of plan assets at beginning of year	$—	$—
Employer contributions	10.3	(11.0)
Benefits paid	(10.3)	11.0

Fair value of plan assets at end of the year, March 31, 2022 and March 31, 2021, respectively	$—	$—

Movements in the present value of the other post-employment benefit obligation were as follows:
Defined benefit obligation at the beginning of the year	$297.8	$267.3
Current service cost	4.0	3.2
Interest cost	8.0	9.6
Actuarial (gains) losses arising from financial assumptions	(31.6)	30.9
Actuarial gains arising from demographic assumptions	(20.2)	—
Actuarial gains from experience adjustments	(7.8)	(2.2)
Benefits paid	(10.3)	(11.0)

Defined benefit obli g ation at end of the year, March 31, 2022 and March 31, 2021, respectively	$239.8	$297.8

Summary of Other Post-Employment Benefit Obligation to Changes in the Discount Rate, Health Care Cost Trend Rate and Mortality Assumptions
The sensitivity of the other post-employment benefit obligation to changes in the discount rate, health care cost trend rate and mortality assumptions are as follows:

Years ended,	March 31, 2022	March 31, 2021
Effect of change in discount rate assumption

One percentage point increase	$(29.9)	$(38.8)
One percentage point decrease	$37.7	$49.8
Effect of change in health care cost trend rates
One percentage point increase	$29.6	$41.2
One percentage point decrease	$(24.9)	$(32.9)
Effect of change in mortality assumption
Set forward one year	$9.5	$14.0
Set back one year	$(9.3)	$(13.6)